Related Party Transactions - Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Aggregate wages and salaries	$ 54.9	$ 46.5	$ 47.3
Short-term monetary benefits	0.2	0.2	0.2
Defined contribution pension cost	0.1	0.1	0.1
Management Incentive plan	22.5	16.5	12.9
Key management personnel compensation	$ 77.7	$ 63.3	$ 60.5